First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Biotechnology — 1.7%
948	Exact Sciences Corp. (b)	$53,268
	Health Care Equipment & Supplies — 75.7%
579	Abbott Laboratories	65,491
696	Alcon AG (CHF)	58,975
303	Align Technology, Inc. (b)	63,178
1,841	Baxter International, Inc.	53,683
284	Becton Dickinson & Co.	64,431
564	BioMerieux (EUR)	60,467
772	Boston Scientific Corp. (b)	68,955
926	Carl Zeiss Meditec AG (EUR)	43,663
341	Cochlear Ltd. (AUD)	61,183
521	Coloplast A/S, Class B (DKK)	56,897
630	Cooper (The) Cos., Inc. (b)	57,916
1,736	Demant A/S (DKK) (b)	63,709
972	Dexcom, Inc. (b)	75,592
987	Edwards Lifesciences Corp. (b)	73,068
2,965	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	63,702
739	GE HealthCare Technologies, Inc.	57,775
953	Globus Medical, Inc., Class A (b)	78,823
843	Hologic, Inc. (b)	60,772
494	Hoya Corp. (JPY)	62,211
289	Insulet Corp. (b)	75,449
139	Intuitive Surgical, Inc. (b)	72,552
2,092	Koninklijke Philips N.V. (EUR) (c)	52,875
478	Masimo Corp. (b)	79,013
753	Medtronic PLC	60,150
3,540	Olympus Corp. (JPY)	53,332
331	Penumbra, Inc. (b)	78,606
280	ResMed, Inc.	64,033
1,166	Siemens Healthineers AG (EUR) (d) (e)	61,839
4,734	Smith & Nephew PLC (GBP)	58,755
182	Sonova Holding AG (CHF)	59,420
296	STERIS PLC	60,846
441	Straumann Holding AG (CHF)	55,517
189	Stryker Corp.	68,049
3,434	Sysmex Corp. (JPY)	63,652
285	Teleflex, Inc.	50,724
3,360	Terumo Corp. (JPY)	65,387
650	Zimmer Biomet Holdings, Inc.	68,659
		2,339,349
	Health Care Providers & Services — 1.9%
2,243	Amplifon S.p.A. (EUR)	57,737
Shares	Description	Value

	Life Sciences Tools & Services — 20.6%
468	Agilent Technologies, Inc.	$62,871
200	Bio-Rad Laboratories, Inc., Class A (b)	65,702
249	Danaher Corp.	57,158
46	Mettler-Toledo International, Inc. (b)	56,289
554	Revvity, Inc.	61,832
327	Sartorius Stedim Biotech (EUR)	63,917
113	Thermo Fisher Scientific, Inc.	58,786
188	Waters Corp. (b)	69,744
228	West Pharmaceutical Services, Inc.	74,684
9,278	WuXi AppTec Co., Ltd., Class H (HKD) (d) (e)	67,495
		638,478
	Total Common Stocks	3,088,832
	(Cost $3,188,434)
MONEY MARKET FUNDS — 0.1%
3,071	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	3,071
	(Cost $3,071)

	Total Investments — 100.0%	3,091,903
	(Cost $3,191,505)
	Net Other Assets and Liabilities — 0.0%	553
	Net Assets — 100.0%	$3,092,456

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Non-income producing security which makes payment-in- kind distributions.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of December 31, 2024.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	59.5%
Japan	7.9
Switzerland	5.6
France	4.0
Ireland	3.9
Denmark	3.9
Germany	3.4
China	2.2
New Zealand	2.1
Australia	2.0
United Kingdom	1.9
Italy	1.9
Netherlands	1.7
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	63.4%
EUR	11.0
JPY	7.9
CHF	5.6
DKK	3.9
HKD	2.2
NZD	2.1
AUD	2.0
GBP	1.9
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,088,832	$ 3,088,832	$ —	$ —
Money Market Funds	3,071	3,071	—	—
Total Investments	$3,091,903	$3,091,903	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Medical Devices ETF (MDEV)
Additional Information
December 31, 2024 (Unaudited)
Licensing Information
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.